Pay vs Performance Disclosure	12 Months Ended
	Oct. 31, 2023 USD ($)	Oct. 31, 2022 USD ($)	Oct. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

			Average Summary Compensation Table Totals for non-PEO NEOs ($)(1)	Average Compensation Actually Paid to non-PEO NEOs ($)(3)	Value of Initial Fixed $100 Investment Based On:
Fiscal Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)			Total Shareholder Return ($)(4)	Peer Group Total Shareholder Return ($)(5)	Net Income (in '000s) ($)(6)	Adjusted Pre-tax Income (in 000'S) ($)(7)
2023	15,152,896	28,762,626	5,174,864	7,637,138	174.05	159.00	1,372,071	1,884,788
2022	11,240,209	7,058,901	3,747,771	2,906,054	104.66	112.87	1,286,500	1,618,048
2021	12,195,409	18,785,663	3,669,027	4,823,954	143.95	132.63	833,627	1,162,409

Company Selected Measure Name	adjusted pre-tax income
Named Executive Officers, Footnote	Mr. Yearley has served as the Principal Executive Officer (“PEO”) for the entirety of 2023, 2022 and 2021 and our other named executive officers for the applicable years were as follows:
•2023: Martin P. Connor and Robert Parahus.
•2022: Martin P. Connor and Robert Parahus.
•2021: James W. Boyd, Martin P. Connor and Robert Parahus.

Peer Group Issuers, Footnote	For purposes of this peer group TSR disclosure, we have used the S&P Homebuilders Select Industry Index, which is the peer group used in the Company’s stock performance graph in our annual report on Form 10-K for the 2023 fiscal year.
PEO Total Compensation Amount	$ 15,152,896	$ 11,240,209	$ 12,195,409
PEO Actually Paid Compensation Amount	$ 28,762,626	7,058,901	18,785,663
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in this column represent the amount of compensation "actually paid" to Mr. Yearley, as computed in accordance with Item 402(v) of Regulation S-K, and do not reflect the total compensation actually paid, realized or received by Mr. Yearley. In accordance with these rules, compensation "actually paid" reflects the “Total” as set forth in the Summary Compensation Table for each fiscal year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation "Actually Paid" to PEO	2023	2022	2021
Summary Compensation Table Total	$15,152,896	$11,240,209	$12,195,409
Pension Value Adjustments
Minus: Change in Pension Value in Summary Compensation Table	(125,095)	—	—
Plus: Pension Service Cost	235,852	—	—
Equity Value Adjustments
Minus: Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(5,977,623)	(5,951,774)	(5,592,937)
Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	10,353,644	3,847,860	8,217,781
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	5,330,335	(3,008,848)	4,135,786
Plus: Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—
Plus/(Minus): Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	3,792,617	931,454	(170,376)
Minus: Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—
Compensation Actually Paid	$28,762,626	$7,058,901	$18,785,663

Non-PEO NEO Average Total Compensation Amount	$ 5,174,864	3,747,771	3,669,027
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,637,138	2,906,054	4,823,954
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in this column represent the average amount of compensation "actually paid” to the Non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. In accordance with these rules, these amounts reflect the average of the “Total” set forth in the Summary Compensation Table for each fiscal year for each Non-PEO NEO, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. All amounts presented in this table are averages for the group of Non-PEO NEOs.

Average Compensation "Actually Paid" to Non-PEO NEOs	2023	2022	2021
Summary Compensation Table Total	$5,174,864	$3,747,771	$3,669,027
Pension Value Adjustments
Minus: Change in Pension Value in Summary Compensation Table	—	—	(98,197)
Plus: Pension Service Cost	—	—	107,091
Plus: Above-Market Non-Qualified Deferred Compensation	—	—	—
Equity Value Adjustments
Minus: Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(1,297,743)	(1,082,992)	(794,561)
Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	2,247,774	802,448	1,372,147
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	933,951	(669,733)	576,307
Plus: Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—
Plus/(Minus): Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	578,292	108,560	(7,860)
Minus: Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—
Compensation Actually Paid	$7,637,138	$2,906,054	$4,823,954

Compensation Actually Paid vs. Total Shareholder Return	Toll Brothers & Peer TSR vs. Compensation Actually Paid
Compensation Actually Paid vs. Net Income	Toll Brothers Net Income & APTI vs. Compensation Actually Paid
Compensation Actually Paid vs. Company Selected Measure	Toll Brothers Net Income & APTI vs. Compensation Actually Paid
Total Shareholder Return Vs Peer Group	Toll Brothers & Peer TSR vs. Compensation Actually Paid
Total Shareholder Return Amount	$ 174.05	104.66	143.95
Peer Group Total Shareholder Return Amount	159.00	112.87	132.63
Net Income (Loss)	$ 1,372,071,000	$ 1,286,500,000	$ 833,627,000
Company Selected Measure Amount	1,884,788,000	1,618,048,000	1,162,409,000
PEO Name	Mr. Yearley
Additional 402(v) Disclosure
The Company’s executive compensation philosophy is to pay for performance by providing compensation opportunities designed to align executives’ pay with the Company’s and individual performance. A key component of our pay for performance strategy is to align executive’s interests with the interests of our stockholders through equity award grants which make up a substantial component of our executive compensation program.
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation disclosed in the Summary Compensation Table and executive compensation “actually paid” (as defined in Item 402(v) of Regulation S-K) and certain measures of our financial performance.
	TSR is calculated by assuming that a $100 investment was made on October 31, 2020 and all dividends were reinvested until the last day of each reported fiscal year.The dollar amounts reported in this column are the net income reflected in the Company’s audited financial statements for the applicable fiscal year.The dollar amounts reported in this column are the amount of pre-tax income reflected in the Company’s audited financial statements for the applicable fiscal year, as adjusted for compensation purposes. See page 38 for a description of this metric and adjustments that are made for compensation purposes. We selected adjusted pre-tax income as our company-selected financial measure because this metric governs payouts under the largest single component of our NEOs' incentive compensation awards.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted pre-tax income
Measure:: 2
Pay vs Performance Disclosure
Name	Units delivered
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted home sales gross margin
Measure:: 4
Pay vs Performance Disclosure
Name	Three-year return on average equity
PEO | Pension Value Adjustments, Change in Pension Value in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (125,095)	$ 0	$ 0
PEO | Pension Value Adjustments, Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	235,852	0	0
PEO | Equity Value Adjustments, Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,977,623)	(5,951,774)	(5,592,937)
PEO | Equity Value Adjustments, Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,353,644	3,847,860	8,217,781
PEO | Equity Value Adjustments, Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,330,335	(3,008,848)	4,135,786
PEO | Equity Value Adjustments, Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Equity Value Adjustments, Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,792,617	931,454	(170,376)
PEO | Equity Value Adjustments, Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Pension Value Adjustments, Change in Pension Value in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(98,197)
Non-PEO NEO | Pension Value Adjustments, Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	107,091
Non-PEO NEO | Equity Value Adjustments, Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,297,743)	(1,082,992)	(794,561)
Non-PEO NEO | Equity Value Adjustments, Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,247,774	802,448	1,372,147
Non-PEO NEO | Equity Value Adjustments, Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	933,951	(669,733)	576,307
Non-PEO NEO | Equity Value Adjustments, Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Equity Value Adjustments, Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	578,292	108,560	(7,860)
Non-PEO NEO | Equity Value Adjustments, Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Pension Value Adjustments, Above-Market Non-Qualified Deferred Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0